Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	2
Liquefied Gas Segment [Member] | Liquefied Natural Gas [Member]
Segment Reporting Information [Line Items]
Number of vessels	47
Liquefied Gas Segment [Member] | Liquefied Natural Gas [Member] | Corporate Joint Venture [Member]
Segment Reporting Information [Line Items]
Number of vessels	20
Liquefied Gas Segment [Member] | Liquefied Petroleum Gas Multi Gas [Member]
Segment Reporting Information [Line Items]
Number of vessels	30
Liquefied Gas Segment [Member] | Liquefied Petroleum Gas [Member] | Corporate Joint Venture [Member]
Segment Reporting Information [Line Items]
Number of vessels	24
Conventional Tanker [Member] | Suezmax Tankers [Member]
Segment Reporting Information [Line Items]
Number of vessels	7
Conventional Tanker [Member] | Handymax Product [Member]
Segment Reporting Information [Line Items]
Number of vessels	1